Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Technology Portfolio
March 31, 2025
VTC-NPRT1-0525
1.814636.120
Common Stocks - 94.7%
	Shares	Value ($)
CANADA - 1.6%
Information Technology - 1.6%
IT Services - 1.6%
Shopify Inc Class A (United States) (b)	395,200	37,733,696
CHINA - 3.8%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
China Medical Technologies Inc ADR (b)(c)	300	0
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	94,814	1
TOTAL HEALTH CARE		1

Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 3.8%
NXP Semiconductors NV	477,104	90,678,386
TOTAL CHINA		90,678,387
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	24,200	3,636,245
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	1,314	618,342
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	10,921	30,142
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	9,468	14,581

TOTAL ISRAEL		44,723
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	3,710	623,289
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	35,500	23,492,968
TAIWAN - 2.2%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	94,814	0
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd	1,901,000	53,446,896
TOTAL TAIWAN		53,446,896
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(e)(f)	955,100	1,476,799
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (c)(d)	3,331	2,804,636
TOTAL UNITED KINGDOM		4,281,435
UNITED STATES - 85.7%
Communication Services - 1.0%
Entertainment - 1.0%
Netflix Inc (b)	25,432	23,716,103
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (b)	40,900	4,885,914
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)	10,890	434,401
Industrials - 1.7%
Aerospace & Defense - 0.0%
Relativity Space Inc (b)(c)	2,420	2,735
Ground Transportation - 1.7%
Lyft Inc Class A (b)	180,097	2,137,751
TuSimple Holdings Inc Class A (b)	31,800	12,561
Uber Technologies Inc (b)	541,424	39,448,153
		41,598,465
Information Technology - 82.8%
Communications Equipment - 4.9%
Cisco Systems Inc	1,916,400	118,261,044
IT Services - 3.7%
Okta Inc Class A (b)	657,397	69,171,312
Snowflake Inc Class A (b)	135,768	19,843,851
		89,015,163
Semiconductors & Semiconductor Equipment - 33.5%
Astera Labs Inc (b)	177,612	10,598,108
Broadcom Inc	34,800	5,826,564
GlobalFoundries Inc (b)	1,770,035	65,331,992
Marvell Technology Inc	1,352,504	83,273,671
Micron Technology Inc	493,015	42,838,073
NVIDIA Corp	4,651,691	504,150,272
ON Semiconductor Corp (b)	1,700,593	69,197,129
Teradyne Inc	196,500	16,230,900
		797,446,709
Software - 21.8%
Celestial AI Inc (c)(d)	3,687	60,541
Coreweave Inc Class A	131,700	4,883,436
Coreweave Inc Class A (g)	188,000	6,971,040
Coreweave Inc Class A (c)(g)	12,205	560,179
Crowdstrike Holdings Inc Class A (b)	32,300	11,388,334
Datadog Inc Class A (b)	456,340	45,273,491
HubSpot Inc (b)	56,233	32,125,351
Manhattan Associates Inc (b)	117,155	20,272,501
Microsoft Corp	613,200	230,189,148
Monday.com Ltd (b)	21,000	5,106,360
OpenAI Global LLC rights (b)(c)(d)	1,521,400	2,221,244
Palantir Technologies Inc Class A (b)	287,600	24,273,440
Salesforce Inc	206,365	55,380,111
Servicenow Inc (b)	88,934	70,803,915
Zscaler Inc (b)	54,700	10,853,574
		520,362,665
Technology Hardware, Storage & Peripherals - 18.9%
Apple Inc	1,799,060	399,625,198
Sandisk Corp/DE	213,340	10,157,117
Seagate Technology Holdings PLC	162,491	13,803,610
Western Digital Corp (b)	699,720	28,289,680
		451,875,605
TOTAL INFORMATION TECHNOLOGY		1,976,961,186

TOTAL UNITED STATES		2,047,598,804
TOTAL COMMON STOCKS (Cost $1,259,392,127)		2,262,154,785

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (c)(d) (Cost $55,238)	55,238	57,414

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	9,903	2,418,709
INDIA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series E1 (c)(d)	1,250	94,500
Meesho Series F (b)(c)(d)	17,100	1,318,581
		1,413,081
Information Technology - 0.1%
Software - 0.1%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	3,140	1,477,622
Pine Labs Pvt Ltd Series A (b)(c)(d)	785	369,405
Pine Labs Pvt Ltd Series B (b)(c)(d)	854	401,875
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	690	324,700
Pine Labs Pvt Ltd Series C (b)(c)(d)	1,284	604,225
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	271	127,527
Pine Labs Pvt Ltd Series D (b)(c)(d)	289	135,998
		3,441,352
TOTAL INDIA		4,854,433
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	37,800	237,383
Xsight Labs Ltd Series E (c)(d)	47,340	374,933
Xsight Labs Ltd Series E1 (c)(d)	36,402	343,999

TOTAL ISRAEL		956,315
UNITED STATES - 1.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	200	48,634
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,260	168,688
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	14,600	184,544
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	4,586	341,474
Tenstorrent Holdings Inc Series D1 (c)(d)	20,361	1,605,872
Tenstorrent Holdings Inc Series D2 (c)(d)	1,677	127,636
		2,259,526
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(c)(d)	3,556,678	1,956,173
Vast Data Ltd Series A (b)(c)(d)	12,260	263,222
Vast Data Ltd Series A1 (b)(c)(d)	30,177	647,900
Vast Data Ltd Series A2 (b)(c)(d)	34,713	745,289
Vast Data Ltd Series B (b)(c)(d)	27,621	593,023
Vast Data Ltd Series C (b)(c)(d)	805	17,283
Vast Data Ltd Series E (b)(c)(d)	26,394	566,679
		4,789,569
Semiconductors & Semiconductor Equipment - 0.1%
Retym Inc Series C (b)(c)(d)	50,104	503,044
Retym Inc Series D (c)	12,430	131,758
SiMa Technologies Inc Series B (b)(c)(d)	85,000	498,100
SiMa Technologies Inc Series B1 (b)(c)(d)	36,016	251,032
		1,383,934
Software - 0.9%
Anthropic PBC Series B (c)(d)	78,539	4,405,253
Anthropic PBC Series D (c)(d)	79,696	4,665,404
Celestial AI Inc Series A (c)	23,505	385,952
Celestial AI Inc Series B (c)	17,687	290,420
Celestial AI Inc Series C1 (c)(d)	70,849	1,163,341
Databricks Inc Series G (b)(c)(d)	14,100	1,304,250
Databricks Inc Series H (b)(c)(d)	36,297	3,357,473
Databricks Inc Series I (b)(c)(d)	479	44,307
Databricks Inc Series J (c)(d)	15,590	1,442,075
Runway AI Inc Series D (c)(d)	220,780	2,534,554
xAI Corp Series C (c)(d)	91,800	2,767,770
		22,360,799
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc Series C1 (b)(c)(d)	29,615	1,857,453
Lightmatter Inc Series C2 (b)(c)(d)	4,652	297,634
Lightmatter Inc Series D (c)(d)	22,205	1,739,540
		3,894,627
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	56,576	1,322,181
TOTAL UNITED STATES		36,227,958
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,473,713)		44,457,415

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(h)	197,659	177,021
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	118,109	122,300
TOTAL INFORMATION TECHNOLOGY		299,321

TOTAL PREFERRED SECURITIES (Cost $315,768)		299,321

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $86,971,296)	4.32	86,953,905	86,971,296

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,383,208,142)	2,393,940,231
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,079,231)
NET ASSETS - 100.0%	2,389,861,000

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,755,506 or 2.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,476,799 or 0.1% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,476,799 or 0.1% of net assets.

(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,531,219 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	186,308

Anthropic PBC Series B	3/22/24	2,450,784

Anthropic PBC Series D	5/31/24	2,391,239

ByteDance Ltd Series E1	11/18/20	1,085,113

Celestial AI Inc	2/25/25	54,625

Celestial AI Inc Series C1	2/25/25	1,234,912

Databricks Inc Series G	2/01/21	833,629

Databricks Inc Series H	8/31/21	2,667,254

Databricks Inc Series I	9/14/23	35,207

Databricks Inc Series J	12/17/24	1,442,075

Diamond Foundry Inc Series C	3/15/21	1,357,824

Discord Inc Series I	9/15/21	110,125

Enevate Corp 10% 5/12/2025	11/12/24	55,238

Enevate Corp 6%	11/02/23 - 10/31/24	197,659

Enevate Corp Series E	1/29/21	3,943,236

GoBrands Inc Series G	3/02/21	1,313,513

Lightmatter Inc Series C1	5/19/23	487,368

Lightmatter Inc Series C2	12/18/23	120,960

Lightmatter Inc Series D	10/11/24	1,781,518

Meesho Series E1	4/18/24	70,000

Meesho Series F	9/21/21	1,311,096

OpenAI Global LLC rights	9/30/24	1,521,400

Pine Labs Pvt Ltd	6/30/21	490,163

Pine Labs Pvt Ltd Series 1	6/30/21	1,171,005

Pine Labs Pvt Ltd Series A	6/30/21	292,920

Pine Labs Pvt Ltd Series B	6/30/21	318,647

Pine Labs Pvt Ltd Series B2	6/30/21	257,498

Pine Labs Pvt Ltd Series C	6/30/21	478,977

Pine Labs Pvt Ltd Series C1	6/30/21	101,270

Pine Labs Pvt Ltd Series D	6/30/21	107,982

Retym Inc Series C	5/17/23 - 6/20/23	389,899

Revolut Group Holdings Ltd	12/27/24	2,897,153

Runway AI Inc Series D	9/06/24	2,393,648

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	118,109

SiMa Technologies Inc Series B	5/10/21	435,829

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	255,386

Tenstorrent Holdings Inc Series C1	4/23/21	272,690

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	1,604,985

Tenstorrent Holdings Inc Series D2	7/17/24	127,418

Vast Data Ltd Series A	11/28/23	134,860

Vast Data Ltd Series A1	11/28/23	331,947

Vast Data Ltd Series A2	11/28/23	381,843

Vast Data Ltd Series B	11/28/23	303,831

Vast Data Ltd Series C	11/28/23	8,855

Vast Data Ltd Series E	11/28/23	580,668

xAI Corp Series C	11/22/24	1,987,470

Xsight Labs Ltd Series D	2/16/21	302,249

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	378,719

Xsight Labs Ltd Series E1	1/11/24	291,070

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	2025-09-24

Coreweave Inc Class A	2025-09-24

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	59,961,523	254,009,531	226,999,758	548,859	-	-	86,971,296	86,953,905	0.2%
Fidelity Securities Lending Cash Central Fund	-	12,803,136	12,803,136	231	-	-	-	-	0.0%
Total	59,961,523	266,812,667	239,802,894	549,090	-	-	86,971,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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